Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease
Schedule of supplemental cash flow information related to operating leases	Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Year Ended December 31,
	2022	2023
	RMB	RMB
Cash payments for operating leases	56,717	48,613
Right-of-use assets obtained in exchange for operating lease liabilities	24,818	27,853

Schedule of future lease payments under operating leases

Future lease payments under operating leases as of December 31, 2023 were as follows (in thousands):

RMB
2024	42,956
2025	3,110
2026	654
Total future lease payments	46,720
Less: imputed interest	(989)
Total lease liabilities	45,731